Compensation and Benefit Plans	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Compensation and Benefit Plans

14. Compensation and Benefit Plans

Retirement Plan

The Company sponsors a defined contribution 401(k) plan (the “Plan”) for all eligible employees. Pursuant to the provisions of the Plan, employees may defer up to 100% of their compensation. The Company will match 50% of the amount deferred up to 6% of their compensation. The contributions made to the Plan by the Company were approximately $0.2 million for each of the years ended December 31, 2023 and 2022.

Strong Global Entertainment Inc [Member]
Compensation and Benefit Plans

14. Compensation and Benefit Plans

Retirement Plan

Eligible employees of the Company in the United States participate in a defined contribution 401(k) plan (the “401(k) Plan”) sponsored by FG Group Holdings. Pursuant to the provisions of the 401(k) Plan, employees may defer up to 100% of their compensation subject to the IRS annual limits. FG Group Holdings matches 50% of the amount deferred up to 6% of their compensation. The contributions made to the 401(k) Plan by FG Group Holdings were approximately $0.2 million during each of the years ended December 31, 2023 and 2022. The employees of the Company continue to participate in FG Group Holdings’ plans after the separation from FG Group Holdings.